Fair Value Measurements Narrative (Details) (USD $)	3 Months Ended			12 Months Ended										12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2010		Jun. 30, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2011 Sun Trust Acquisition [Member]	Dec. 31, 2010 Sun Trust Acquisition [Member]	Dec. 31, 2011 Money Market Funds [Member]	Dec. 31, 2010 Intangible asset related [Member]	Dec. 31, 2009 Intangible asset related [Member]	Mar. 31, 2010 Air Transportation Equipment [Member]	Dec. 31, 2009 Air Transportation Equipment [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Impairment of Intangible Assets [Member]	Dec. 31, 2011 Customer Relationships [Member]		Dec. 31, 2010 Customer Relationships [Member]		Dec. 31, 2010 Customer Relationships [Member] Impairment of Intangible Assets [Member]	Dec. 31, 2011 Noncompete Agreements [Member]		Dec. 31, 2010 Noncompete Agreements [Member]		Dec. 31, 2010 Noncompete Agreements [Member] Impairment of Intangible Assets [Member]	Dec. 31, 2011 Consolidated feeder fund investment in offshore master investment fund [Member]
Impairment of Intangible Assets, Finite-lived						$ 10,200,000								$ 8,200,000	$ 15,500,000
Net proceeds from sale of aircraft				0		3,298,000		0								3,300,000
Cash and cash equivalents invested in money market funds	194,500,000			45,800,000		194,500,000
Investments transferred from Level 2 to Level 1				3,500,000
Trading Securities, Current	29,161,000			113,505,000		29,161,000																								17,900,000
Trading Securities, Debt, Current													77,100,000
Fair value of future consideration payments liability, current											4,000,000	5,300,000
Fair value of future consideration payments liability, noncurrent											9,400,000
Probability-weighted scenarios assumed growth rates in assets									9.00%	(100.00%)
Impairment related to fair value measurement on a nonrecurring basis	3,200,000		7,000,000														5,200,000
Finite-lived intangible assets, net value after impairment	19,112,000	[1]		12,097,000	[1]	19,112,000	[1]													10,534,000	[2]	15,920,000	[2]	2,000,000	1,563,000	[3]	3,192,000	[3]	800,000
Fixed assets value after impairment	38,516,000			38,228,000		38,516,000													700,000
Fair value of asset																	$ 3,400,000	$ 2,800,000

[1]	Weighted average amortization period of 8.9 years at December 31, 2011
[2]	Weighted average amortization period of 9.3 years at December 31, 2011
[3]	Weighted average amortization period of 6.9 years at December 31, 2011